Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96.77%
ASSET-BACKED SECURITIES — 0.46%**
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2,3
$ 40,403 $ 35,812
Total Asset-Backed Securities
(Cost $40,403)
CORPORATES — 90.65%*
Banking — 14.01%
Bank of America Corp.
1.73% 07/22/27
3
113,000 99,094
2.57% 10/20/32
3
20,000 15,707
2.69% 04/22/32
3
95,000 76,134
Bank of America Corp.
(MTN)
2.09% 06/14/29
3
110,000 92,590
3.97% 03/05/29
3
20,000 18,510
4.27% 07/23/29
3
15,000 14,018
Bank of New York Mellon Corp. (The)
5.83% 10/25/33
3
15,000 15,625
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
30,000 23,924
3.09% 05/14/32
3,4,5
30,000 20,856
6.54% 08/12/33
3,4,5
40,000 35,203
9.02% 11/15/33
3,4,5
5,000 5,150
Discover Bank
(BKNT)
3.45% 07/27/26 25,000 23,051
DNB Bank ASA
(Norway)
1.13% 09/16/26
3,4,5
50,000 44,194
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,5
120,000 97,133
JPMorgan Chase & Co.
1.58% 04/22/27
3
45,000 39,642
2.07% 06/01/29
3
15,000 12,547
2.58% 04/22/32
3
15,000 12,027
4.01% 04/23/29
3
20,000 18,562
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,5
10,000 8,659
3.87% 07/09/25
3,5
45,000 43,580
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
3,4,5
10,000 8,726
1.63% 09/23/27
3,4,5
30,000 25,469
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,5
50,000 48,864
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
3
10,000 10,463
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,5
55,000 51,540
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
5.85% 10/21/33
3
$ 15,000 $ 15,616
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
3
195,000 172,399
3.35% 03/02/33
3
15,000 12,648
4.90% 07/25/33
3
10,000 9,481
5.01% 04/04/51
3
15,000 13,290
1,084,702
Communications — 9.25%
AT&T, Inc.
3.80% 12/01/57 113,000 78,811
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 50,000 36,955
3.90% 06/01/52 5,000 3,200
5.38% 05/01/47 52,000 41,223
5.75% 04/01/48 20,000 16,549
Comcast Corp.
3.97% 11/01/47 25,000 20,228
4.00% 11/01/49 15,000 11,987
Cox Communications, Inc.
2.60% 06/15/31
4
40,000 31,952
Discovery Communications LLC
3.63% 05/15/30 15,000 12,401
Fox Corp.
3.50% 04/08/30 25,000 22,208
Level 3 Financing, Inc.
3.40% 03/01/27
4
4,000 3,394
3.88% 11/15/29
4
20,000 15,819
Paramount Global
4.20% 05/19/32 20,000 16,383
4.60% 01/15/45 14,000 9,824
Qwest Corp.
7.25% 09/15/25 20,000 20,100
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
4
35,000 26,930
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
4
56,250 55,613
5.15% 03/20/28
4
15,000 14,799
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
30,000 27,642
Time Warner Cable LLC
5.50% 09/01/41 33,000 27,510
T-Mobile USA, Inc.
2.55% 02/15/31 93,000 76,199
3.88% 04/15/30 20,000 18,163
4.50% 04/15/50 12,000 9,925
Verizon Communications, Inc.
2.36% 03/15/32 45,000 35,742
4.50% 08/10/33 45,000 42,251

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
5
$ 41,000 $ 31,709
Walt Disney Co. (The)
6.20% 12/15/34 8,000 8,727
716,244
Consumer Discretionary — 4.21%
Altria Group, Inc.
3.70% 02/04/51 5,000 3,171
3.88% 09/16/46 11,000 7,417
5.95% 02/14/49 15,000 13,440
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 30,000 28,430
Anheuser-Busch InBev Worldwide, Inc.
4.60% 04/15/48 24,000 21,157
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
20,000 19,132
BAT Capital Corp.
4.39% 08/15/37 45,000 35,134
4.54% 08/15/47 50,000 35,517
Church & Dwight Co., Inc.
5.00% 06/15/52 20,000 18,823
Clorox Co. (The)
1.80% 05/15/30 30,000 23,926
Constellation Brands, Inc.
3.75% 05/01/50 35,000 26,360
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 33,476
WarnerMedia Holdings, Inc.
4.28% 03/15/32
4
15,000 12,376
5.14% 03/15/52
4
65,000 47,817
326,176
Electric — 8.74%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 10,000 7,677
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 50,000 32,008
Alabama Power Co.
5.50% 03/15/41 9,000 8,631
Alliant Energy Finance LLC
1.40% 03/15/26
4
45,000 39,118
Appalachian Power Co.
4.45% 06/01/45 10,000 8,261
Arizona Public Service Co.
6.35% 12/15/32 15,000 15,800
Baltimore Gas and Electric Co.
2.90% 06/15/50 43,000 28,748
Black Hills Corp.
4.35% 05/01/33 35,000 30,996
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 $ 10,000 $ 7,768
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 54,575
3.88% 03/15/46 15,000 11,875
Duke Energy Corp.
5.00% 08/15/52 10,000 8,990
Evergy , Inc.
2.45% 09/15/24 5,000 4,750
FirstEnergy Transmission LLC
5.45% 07/15/44
4
30,000 28,221
Florida Power & Light Co.
4.13% 02/01/42 70,000 60,834
Interstate Power and Light Co.
2.30% 06/01/30 20,000 16,391
ITC Holdings Corp.
4.05% 07/01/23 10,000 9,919
4.95% 09/22/27
4
15,000 14,831
Metropolitan Edison Co.
4.00% 04/15/25
4
39,000 37,323
MidAmerican Energy Co.
4.25% 05/01/46 10,000 8,514
Narragansett Electric Co. (The)
3.40% 04/09/30
4
10,000 8,958
Niagara Mohawk Power Corp.
5.78% 09/16/52
4
15,000 15,067
PacifiCorp.
4.13% 01/15/49 60,000 49,509
PECO Energy Co.
4.60% 05/15/52 10,000 9,070
Public Service Co. of New Mexico
3.85% 08/01/25 20,000 19,128
Tucson Electric Power Co.
3.85% 03/15/23 60,000 59,807
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 20,000 15,424
Virginia Electric and Power Co.
2.45% 12/15/50 17,000 10,179
Vistra Operations Co., LLC
3.55% 07/15/24
4
6,000 5,767
Xcel Energy, Inc.
4.80% 09/15/41 55,000 48,241
676,380
Energy — 4.85%
Aker BP ASA
(Netherlands)
3.10% 07/15/31
4,5
30,000 24,693
Boston Gas Co.
3.76% 03/16/32
4
10,000 8,769
Energy Transfer LP
5.00% 05/15/50 45,000 36,386
5.40% 10/01/47 6,000 5,113
6.13% 12/15/45 12,000 11,168

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
EQM Midstream Partners LP
6.50% 07/15/48 $ 8,000 $ 6,140
KeySpan Gas East Corp.
5.82% 04/01/41
4
15,000 14,486
Kinder Morgan Energy Partners LP
5.80% 03/15/35 15,000 14,714
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 5,000 5,317
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 15,000 16,773
NGPL Pipe Co. LLC
3.25% 07/15/31
4
20,000 16,339
4.88% 08/15/27
4
10,000 9,532
Petroleos Mexicanos
(Mexico)
7.69% 01/23/50
5
40,000 27,767
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,000 26,958
3.80% 09/15/30 15,000 13,071
4.50% 12/15/26 13,000 12,507
Rockies Express Pipeline LLC
3.60% 05/15/25
4
30,000 28,374
6.88% 04/15/40
4
17,000 14,273
Ruby Pipeline LLC
8.00% 04/01/22
1,2,4,6,7
5,758 6,276
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 2,821
Southern Co. Gas Capital Corp.
4.40% 06/01/43 10,000 8,217
5.88% 03/15/41 30,000 29,958
Southern Natural Gas Co. LLC
4.80% 03/15/47
4
15,000 12,192
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
5
15,000 13,364
Williams Cos., Inc. (The)
3.50% 10/15/51 15,000 10,275
375,483
Finance — 13.36%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
5
15,000 12,606
3.30% 01/30/32
5
28,000 21,893
3.88% 01/23/28
5
4,000 3,579
Air Lease Corp.
3.63% 12/01/27 19,000 17,226
4.25% 09/15/24 10,000 9,792
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
3,000 2,402
2.75% 02/21/28
4,5
10,000 8,043
2.88% 02/15/25
4,5
15,000 13,863
4.38% 05/01/26
4,5
10,000 9,139
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Capital One Financial Corp.
3.27% 03/01/30
3
$ 10,000 $ 8,592
Cboe Global Markets, Inc.
3.00% 03/16/32 15,000 12,549
Charles Schwab Corp. (The)
1.95% 12/01/31 20,000 15,706
Citigroup, Inc.
2.57% 06/03/31
3
100,000 81,100
2.98% 11/05/30
3
5,000 4,206
3.06% 01/25/33
3
50,000 40,450
3.52% 10/27/28
3
30,000 27,421
3.67% 07/24/28
3
25,000 23,004
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
3
13,000 11,744
Discover Financial Services
6.70% 11/29/32 25,000 25,455
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
3
20,000 17,287
1.95% 10/21/27
3
45,000 39,313
1.99% 01/27/32
3
40,000 30,484
2.38% 07/21/32
3
10,000 7,762
2.60% 02/07/30 80,000 66,831
2.64% 02/24/28
3
15,000 13,358
2.65% 10/21/32
3
25,000 19,801
Intercontinental Exchange, Inc.
1.85% 09/15/32 10,000 7,536
JPMorgan Chase & Co.
2.55% 11/08/32
3
70,000 55,367
2.95% 02/24/28
3
20,000 18,128
3.90% 01/23/49
3
65,000 50,567
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
30,000 25,616
Morgan Stanley
0.99% 12/10/26
3
20,000 17,558
2.48% 09/16/36
3
40,000 29,202
Morgan Stanley
(GMTN)
1.51% 07/20/27
3
85,000 73,906
3.77% 01/24/29
3
25,000 23,031
Morgan Stanley
(MTN)
1.93% 04/28/32
3
55,000 41,428
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
3,4,5
35,000 34,811
4.36% 08/01/24
3,4,5
15,000 14,807
ORIX Corp.
(Japan)
4.00% 04/13/32
5
30,000 26,625
5.20% 09/13/32
5
5,000 4,888
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
2,000 1,975

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Pipeline Funding Co. LLC
7.50% 01/15/30
4
$ 25,986 $ 26,257
Raymond James Financial, Inc.
3.75% 04/01/51 20,000 14,628
4.65% 04/01/30 25,000 24,117
1,034,053
Food — 1.47%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.75% 04/01/33
4,5
20,000 19,126
6.50% 12/01/52
4,5
25,000 23,862
Kraft Heinz Foods Co.
4.63% 10/01/39 10,000 8,804
5.00% 07/15/35 10,000 9,628
Pilgrim's Pride Corp.
3.50% 03/01/32
4
35,000 27,394
Smithfield Foods, Inc.
2.63% 09/13/31
4
35,000 25,158
113,972
Health Care — 10.51%
AbbVie, Inc.
4.40% 11/06/42 45,000 39,119
Alcon Finance Corp.
2.60% 05/27/30
4
30,000 25,530
Amgen, Inc.
3.15% 02/21/40 5,000 3,696
4.40% 05/01/45 15,000 12,545
4.88% 03/01/53 10,000 8,930
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 4,691
Baxter International, Inc.
3.95% 04/01/30 10,000 9,128
Bayer U.S. Finance II LLC
4.38% 12/15/28
4
25,000 23,518
4.88% 06/25/48
4
30,000 26,015
Becton Dickinson and Co.
3.79% 05/20/50 25,000 19,308
4.67% 06/06/47 5,000 4,462
Centene Corp.
3.00% 10/15/30 21,000 17,262
Children's Hospital Medical Center
2.82% 11/15/50 20,000 12,843
CommonSpirit Health
2.78% 10/01/30 35,000 28,817
3.91% 10/01/50 10,000 7,447
CVS Health Corp.
5.05% 03/25/48 68,000 61,446
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 37,457
Elanco Animal Health, Inc.
6.40% 08/28/28 5,000 4,783
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Elevance Health, Inc.
3.70% 09/15/49 $ 10,000 $ 7,643
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 30,000 19,312
HCA, Inc.
3.63% 03/15/32
4
10,000 8,468
5.25% 06/15/49 50,000 42,820
5.38% 09/01/26 29,000 28,718
Humana, Inc.
5.88% 03/01/33 25,000 25,922
Illumina, Inc.
2.55% 03/23/31 35,000 28,107
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 6,892
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 10,289
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 10,513
PerkinElmer, Inc.
2.25% 09/15/31 20,000 15,685
2.55% 03/15/31 25,000 20,232
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 40,000 31,019
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
5
45,000 38,246
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 30,931
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
5
30,000 23,521
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
5
30,000 24,370
UnitedHealth Group, Inc.
3.70% 08/15/49 10,000 7,940
4.25% 04/15/47 15,000 12,982
Universal Health Services, Inc.
1.65% 09/01/26
4
40,000 34,507
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 22,661
Zoetis, Inc.
5.60% 11/16/32 15,000 15,577
813,352
Industrials — 3.00%
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 4,064
BAE Systems Holdings, Inc.
3.85% 12/15/25
4
20,000 19,304

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
4,5
$ 30,000 $ 26,542
Berry Global, Inc.
0.95% 02/15/24 15,000 14,263
1.57% 01/15/26 28,000 25,019
Boeing Co. (The)
5.93% 05/01/60 12,000 11,058
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 20,625
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
8
10,000 9,714
Northrop Grumman Corp.
5.15% 05/01/40 18,000 17,578
Sealed Air Corp.
1.57% 10/15/26
4
20,000 17,310
Sonoco Products Co.
3.13% 05/01/30 10,000 8,615
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
5,000 4,681
3.90% 03/22/23
4,5
50,000 49,831
WRKCo , Inc.
3.00% 06/15/33 5,000 4,000
232,604
Information Technology — 3.67%
Amazon.com, Inc.
2.50% 06/03/50 22,000 14,010
Apple, Inc.
2.65% 05/11/50 40,000 26,750
Broadcom, Inc.
2.60% 02/15/33
4
30,000 22,531
3.14% 11/15/35
4
25,000 18,344
3.42% 04/15/33
4
23,000 18,496
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 21,479
Fiserv, Inc.
2.65% 06/01/30 15,000 12,644
Intel Corp.
3.25% 11/15/49 5,000 3,425
Micron Technology, Inc.
2.70% 04/15/32 25,000 18,779
Open Text Corp.
(Canada)
6.90% 12/01/27
4,5
17,000 17,170
Oracle Corp.
3.60% 04/01/50 80,000 54,196
3.95% 03/25/51 27,000 19,478
Skyworks Solutions, Inc.
0.90% 06/01/23 10,000 9,800
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Take-Two Interactive Software, Inc.
4.00% 04/14/32 $ 30,000 $ 26,606
283,708
Insurance — 6.40%
Allstate Corp. (The)
3.85% 08/10/49 20,000 15,579
Aon Corp.
2.80% 05/15/30 15,000 12,823
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 10,000 7,933
3.90% 02/28/52 25,000 19,403
Arthur J Gallagher & Co.
3.05% 03/09/52 20,000 12,725
Athene Global Funding
1.61% 06/29/26
4
15,000 12,967
1.99% 08/19/28
4
10,000 8,098
(SOFR Index plus 0.70%)
4.90% 05/24/24
4,8
30,000 29,474
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 10,000 6,793
Brown & Brown, Inc.
2.38% 03/15/31 45,000 34,343
Farmers Insurance Exchange
4.75% 11/01/57
3,4
55,000 44,299
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
4
45,000 29,736
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
4
17,000 11,828
MMI Capital Trust I,
Series B
7.63% 12/15/27 25,000 26,939
Nationwide Mutual Insurance Co.
7.06% 12/15/24
3,4
45,000 44,894
New York Life Insurance Co.
3.75% 05/15/50
4
35,000 26,936
Principal Life Global Funding II
0.75% 04/12/24
4
25,000 23,604
Progressive Corp. (The)
3.70% 03/15/52 10,000 7,733
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
4
39,000 27,140
4.38% 09/15/54
3,4
65,000 62,362
Willis North America, Inc.
2.95% 09/15/29 35,000 29,495
495,104
Materials — 0.49%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
4
5,000 4,425
2.30% 11/01/30
4
15,000 11,935
5.00% 09/26/48 25,000 21,346
37,706
Real Estate Investment Trust (REIT) — 6.78%
American Assets Trust LP
3.38% 02/01/31 30,000 23,816

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Homes 4 Rent LP
2.38% 07/15/31 $ 15,000 $ 11,563
Boston Properties LP
2.55% 04/01/32 10,000 7,633
3.40% 06/21/29 5,000 4,316
Crown Castle, Inc.
3.30% 07/01/30 50,000 43,858
CubeSmart LP
2.25% 12/15/28 20,000 16,515
4.38% 02/15/29 5,000 4,622
Equinix , Inc.
3.90% 04/15/32 37,000 32,821
Essex Portfolio LP
2.65% 03/15/32 5,000 3,963
Extra Space Storage LP
3.90% 04/01/29 25,000 22,481
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 2,000 1,607
4.00% 01/15/30 65,000 56,956
Healthcare Reality Holdings LP
2.00% 03/15/31 20,000 15,187
Healthcare Realty Holdings LP
3.63% 01/15/28 30,000 26,654
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 42,615
Invitation Homes Operating Partnership LP
2.30% 11/15/28 30,000 24,858
Kilroy Realty LP
2.50% 11/15/32 15,000 10,706
2.65% 11/15/33 15,000 10,446
Life Storage LP
2.20% 10/15/30 40,000 31,174
LXP Industrial Trust
2.38% 10/01/31 5,000 3,799
2.70% 09/15/30 45,000 35,956
Physicians Realty LP
2.63% 11/01/31 5,000 3,915
Piedmont Operating Partnership LP
2.75% 04/01/32 45,000 31,553
VICI Properties LP
5.13% 05/15/32 20,000 18,567
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
4
28,000 26,865
Weyerhaeuser Co.
3.38% 03/09/33 15,000 12,580
525,026
Retail — 0.70%
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
4,5
45,000 31,937
Lowe's Cos., Inc.
5.63% 04/15/53 10,000 9,652
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
McDonald's Corp.
(MTN)
4.20% 04/01/50 $ 15,000 $ 12,557
54,146
Services — 1.18%
Global Payments, Inc.
4.45% 06/01/28 30,000 27,926
Moody's Corp.
2.75% 08/19/41 10,000 7,009
3.75% 02/25/52 15,000 11,596
4.25% 08/08/32 10,000 9,376
RELX Capital, Inc.
4.00% 03/18/29 35,000 32,486
William Marsh Rice University
2.60% 05/15/50 5,000 3,228
91,621
Transportation — 1.57%
Burlington Northern Santa Fe LLC
3.30% 09/15/51 20,000 14,667
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 21,263 18,237
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 12,988 10,708
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 26,074 23,168
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 17,633 17,757
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 11,878 11,451
Union Pacific Corp.
3.84% 03/20/60 25,000 19,453
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 7,357 6,292
121,733
Water — 0.46%
American Water Capital Corp.
3.45% 05/01/50 11,000 8,145
Essential Utilities, Inc.
4.28% 05/01/49 5,000 4,075
5.30% 05/01/52 25,000 23,641
35,861
Total Corporates
(Cost $8,514,366) 7,017,871

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 0.48%**
Non-Agency Commercial Mortgage-Backed — 0.17%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.12% 03/10/46
3
$ 229,552 $ 7
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.83% 09/10/47
1,2,3
579,128 6,197
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.84% 12/10/47
3
406,272 4,900
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.46% 08/10/43
3,4
1,263,289 2,126
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
3,4
81,964 1
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.17% 08/10/49
1,2,3,4
182,888 49
13,280
U.S. Agency Commercial Mortgage-Backed — 0.20%
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
3
510,062 14,091
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.32% 01/16/53
3
150,960 1,297
15,388
U.S. Agency Mortgage-Backed — 0.11%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
1.61% 11/25/41
8
28,137 1,949
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 6,926 6,043
7,992
Total Mortgage-Backed
(Cost $177,272) 36,660
MUNICIPAL BONDS — 3.46%*
California — 1.33%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 35,000 24,971
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 25,000 18,394
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 12,801
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 $ 5,000 $ 3,239
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 35,000 28,150
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 10,000 10,309
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AJ
4.60% 05/15/31 5,000 4,915
102,779
Florida — 0.17%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,131
Massachusetts — 0.20%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 10,000 7,118
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 8,256
15,374
Michigan — 0.40%
University of Michigan Revenue Bonds, Series C
3.50% 04/01/34 35,000 30,613
New York — 1.20%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 25,000 19,365
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 4,463
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,585
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 20,000 14,852
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements
3.96% 08/01/32 30,000 27,030
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 10,000 7,756
2.59% 03/15/35 20,000 15,244
93,295

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Ohio — 0.16%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 $ 15,000 $ 12,539
Total Municipal Bonds
(Cost $335,621) 267,731
U.S. TREASURY SECURITIES — 1.72%
U.S. Treasury Bonds — 1.13%
U.S. Treasury Bonds
4.00% 11/15/52 76,000 76,439
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.63% 07/15/32
9
12,307 11,275
87,714
U.S. Treasury Notes — 0.59%
U.S. Treasury Notes
3.88% 12/31/27 13,000 12,926
4.13% 11/15/32 32,000 32,642
45,568
Total U.S. Treasury Securities
(Cost $138,762) 133,282
Total Bonds — 96.77%
(Cost $9,206,424)
7,491,356
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 1.55%
Money Market Funds — 1.55%
Dreyfus Government Cash Management Fund
4.19%
10
100,000 100,000
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
10
20,338 $ 20,338
Total Short-Term Investments
(Cost $120,338) 120,338
Total Investments - 98.32%
(Cost $9,326,762) 7,611,694
Cash and Other Assets, Less Liabilities - 1.68% 130,321
Net Assets - 100.00% $ 7,742,015
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $48,334, which is 0.62% of total net assets.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5
Foreign denominated security issued by foreign domiciled entity.
6
Non-income producing security.
7
Security is currently in default with regard to scheduled interest or principal payments.
8
Floating rate security. The rate disclosed was in effect at December 31, 2022.
9
Inflation protected security. Principal amount reflects original security face amount.
10
Represents the current yield as of December 31, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 10 03/31/23 $ 2,050,781 $ 2,388 $ 2,388
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 5 03/22/23 (591,406) 1,438 1,438
U.S. Treasury Five-Year Note 1 03/31/23 (107,930) 1,225 1,225
(699,336) 2,663 2,663
TOTAL FUTURES CONTRACTS $ 1,351,445 $ 5,051 $ 5,051
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually $ 95 $ 26,775 $ — $ 26,775
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 1,130 (57,433) — (57,433)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 660 (28,418) — (28,418)
TOTAL SWAPS CONTRACTS $ 1,885 $ (59,076) $ — $ (59,076)
1
Centrally cleared.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 120,338 $ — $ — $ 120,338
Long-Term Investments:
Asset-Backed Securities — — 35,812 35,812
Corporates — 7,011,595 6,276 7,017,871
Mortgage-Backed Securities — 30,414 6,246 36,660
Municipal Bonds — 267,731 — 267,731
U.S. Treasury Securities 122,007 11,275 — 133,282
Other Financial Instruments
*
Assets:
Interest rate contracts 5,051 26,775 — 31,826
Liabilities:
Interest rate contracts — (85,851) — (85,851)
Total $ 247,396 $ 7,261,939 $ 48,334 $ 7,557,669
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 39,936 $ 5,355 $ 12,295
Accrued discounts/premiums — — (11,015)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* (2,210) 921 4,966
Purchases — — —
Sales (1,914) — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2022
$ 35,812 $ 6,276 $ 6,246
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $3,677 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $35,812 Broker Quote Offered Quote $88.64 $88.64 Increase
Corporate Securities $6,276 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $6,246 Third-Party Vendor Vendor Prices $0.03 - $1.07 $1.06 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.